Share-based compensation - Outstanding options (Detail)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
EUR [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	2,772,210
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 33.4
Weighted average remaining contractual life of outstanding share options	3.0
USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	3,309,766
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 31.1
Weighted average remaining contractual life of outstanding share options	2.5
Price range one [Member] | EUR [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	1,013,941
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 17.4
Weighted average remaining contractual life of outstanding share options	3.7
Price range one [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	993,732
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 18.8
Weighted average remaining contractual life of outstanding share options	3.6
Price range two [Member] | EUR [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	27,042
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.4
Weighted average remaining contractual life of outstanding share options	4.0
Price range two [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	42,728
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.7
Weighted average remaining contractual life of outstanding share options	3.4
Price range three [Member] | EUR [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	1,731,227
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 15.6
Weighted average remaining contractual life of outstanding share options	2.6
Price range three [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	860,950
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 7.0
Weighted average remaining contractual life of outstanding share options	3.3
Price range four [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	834,242
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 3.8
Weighted average remaining contractual life of outstanding share options	1.9
Price range five [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	578,114
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.7
Weighted average remaining contractual life of outstanding share options	0.3
Option plans [Member] | EUR [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	2,772,210	7,052,065
Weighted average remaining contractual life of outstanding share options	3.0
Option plans [Member] | USD [Member]
Disclosure of range of exercise prices of outstanding share options [Line items]
Number of outstanding share options	3,309,766	7,725,221